SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

In March 2026, the Company formed a strategic partnership with Jiangyin Huigang Qihang Investment Partnership (“Huigang Qihang”) and Jiangyin Chan Fa Ke Chuang Investment Partnership (Limited Partnership) (“Chan Fa Ke Chuang”) to establish Uxin (Jiangyin) Intelligent Remanufacturing Co., Ltd. (“Uxin Jiangyin”). Pursuant to the equity investment agreement, Uxin Anhui will contribute RMB68.0 million, Huigang Qihang will contribute RMB16.0 million, and Chan Fa Ke Chuang will contribute RMB16.0 million, representing approximately 68%, 16%, and 16% of Uxin Jiangyin’s total registered capital, respectively. Uxin Jiangyin will be established under the Company’s plan to operate a new used car superstore in Jiangyin, Jiangsu. Pursuant to the agreement, Huigang Qihang and Chan Fa Ke Chuang has the right to request Uxin Anhui to acquire its equity interests if certain performance-based conditions are met, if Uxin Jiangyin fails to commence operating activities within one year since establishment, or if the board of Uxin Jiangyin is unable to reach effective resolutions for more than three times. The Company is still evaluating the accounting implication of this transaction.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)